Business And Summary Of Significant Accounting Policies (Schedule Of Deferred Debt Issuance Costs) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Business And Summary Of Significant Accounting Policies [Abstract]
Balances at the beginning of the year	$ 48,515	$ 48,515	$ 50,520
Costs associated with the issuance of long-term debt	75,149
Write-offs, primarily in connection with a debt refinancing	(56,463)		(444)
Repurchases of convertible debt securities			(1,561)
Balances at the end of the year	$ 67,201	$ 48,515	$ 48,515